Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Age $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding	294,250	257,334
Total intrinsic value of stock options exercised | $	$ 4,490	$ 7,525	$ 3,746
Cash received from Common stock issued | $	4,447	4,850	3,324
Common stock contribution to 401(k) plan | $	$ 2,348	$ 1,963	$ 1,759
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	1,500,000
Shares reserved for future grant	496,160
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Shares purchased under ESPP	5,956	6,463	6,995
Average price of the shares purchased by employees | $ / shares	$ 125.84	$ 112.53	$ 90.89
Additional shares issued resulting from cash dividends reinvested in common stock	3,442	3,183	2,953
Net proceeds from shares purchased under ESPP | $	$ 1,206	$ 1,107	$ 921
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted	2,000,000
Shares reserved for future grant	1,424,848
Contractual term of stock option awards	5 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	293,950
2014 Plan | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grant	45,421
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	326,623
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares	20,045	18,343	18,309
Common stock contribution to 401(k) plan | $	$ 2,348	$ 1,963	$ 1,759
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	0
Contractual term of stock option awards	5 years
Options of common stock outstanding	37,750
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 130.01	$ 114.55	$ 96.84
Fair value of non-vested stock that vested | $	$ 10,096	$ 2,468	$ 5,789
Shares withheld as payment for tax withholdings related to share based compensation, shares		7,206	21,028
Shares withheld as payment for tax withholdings related to share based compensation, market value | $		$ 889	$ 2,125
Unrecognized share-based compensation expense | $	$ 100,397
Weighted-average period for recognition of share-based compensation expense, in years	11 years
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 59,000
Weighted-average period for recognition of share-based compensation expense, in years	10 years
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	67,853
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 13,000
Weighted-average period for recognition of share-based compensation expense, in years	6 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	82
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 46,000
Weighted-average period for recognition of share-based compensation expense, in years	10 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Non-Vested Restricted Stock | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when non-vested (restricted) stock vests | Age	62
Non-Vested Restricted Stock | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for recognition of share-based compensation expense, in years	27 years
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	25,774
Non-Vested Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	30,413
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 3,967
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $	$ 2,096
Weighted-average period for recognition of share-based compensation expense, in years	1 year 9 months 18 days
Fair value of stock options vested | $	$ 736	$ 856	$ 1,145
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	348	26,006	5,454
Shares withheld as payment for tax withholdings related to share based compensation, market value | $	$ 51	$ 3,251	$ 490